Cash and cash equivalents (Tables)	18 Months Ended
Oct. 31, 2018
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Cash at bank and in hand		387,115		146,832
Short-term bank deposits		236,687		4,151
		623,802		150,983
Reclassification to current assets classified as held for sale (note 19)		(2,906)		-
Cash and cash equivalents		620,896		150,983

Credit Quality of Cash and Cash Equivalents
The credit quality of cash and cash equivalents is as follows:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
S&P/Moody’s/Fitch rating:
AAA		231,517		33,057
AA-		80,975		69,814
A+		260,404		25,221
A		20,063		6,355
A-		3,767		5,820
BBB+		4,546		471
BBB		994		903
BBB-		558		165
BB+		2,042		357
BB		32		283
BB-		15,187		8,221
B+		-		24
CCC+		212		193
C-		321		-
Not Rated		278		99
		620,896		150,983